Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(4.59%)
Annual Return 2016	20.72%
Annual Return 2017	25.25%
Annual Return 2018	(13.43%)
Annual Return 2019	26.83%
Annual Return 2020	21.18%
Annual Return 2021	30.42%
Annual Return 2022	(26.04%)
Annual Return 2023	26.29%
Annual Return 2024	20.02%